Related Party Transactions (Details) - USD ($)			1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jul. 01, 2021	Apr. 30, 2022	Feb. 28, 2022	Feb. 28, 2010	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 01, 2011
Related Party Transactions (Details) [Line Items]
Primarily consisted of accrued interest						$ 0	$ 0	$ 145,347	$ 211,141
Accrued interest current portion								31,313
Accrued interest long-term portion									$ 179,828
Interest rate						3.37%	3.37%	3.25%	3.25%
Interest expense incurred								$ 13,156	$ 16,067
Accrued interest				$ 1,639			$ 307	1,928
Base salary		$ 250,000			$ 175,000
Annual increase percentage		3.00%			3.00%
Issuance of shares of common stock					51.00%
Deferred compensation										$ 500,000
Shares of common stock (in Shares)	500,000,000	500,000,000							17,000,000	17,000,000
Deferred compensation									$ 320,172
Deferred Advances								145,347	179,828
Long-term liability									500,000
Employment agreement description		The term of the Amended Employment Agreement shall be for 5 years and shall be automatically extended for successive periods of 1 year unless terminated by the Company or the Executive.
Authorized shares (in Shares)	6,000,000,000	6,000,000,000
Incurred consulting fees							46,905	27,160
Outstanding balance								573,750
Accrued interest								58,030
Interest expenses							2,845	13,156
Outstanding common stock percentage					51.00%
Deferred compensation								346,163
Deferred compensation								90,002	133,671
Deferred compensation			$ 346,163
Accrued bonus compensation			100,000
Accrued compensation						$ 403,460	403,460
Outstanding balance						569,124	569,124	$ 573,750
Generated revenues						3,705	53,655
Accounts receivable						$ 28,705	$ 28,705
Treasury Stock [Member]
Related Party Transactions (Details) [Line Items]
Treasury stock valued									103,700
Mr. Donald Wilson [Member]
Related Party Transactions (Details) [Line Items]
Majority owners percentage						49.00%	49.00%	49.00%
Jonathan Foltz [Member]
Related Party Transactions (Details) [Line Items]
Majority owners percentage						49.00%	49.00%	49.00%
Outstanding balance								$ 42,487
GearBubble Tech [Member]
Related Party Transactions (Details) [Line Items]
Majority owners percentage						49.00%	49.00%
Jonathan Foltz [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance						$ 0	$ 0	42,487
CEO [Member]
Related Party Transactions (Details) [Line Items]
Deferred compensation								145,347
Mr. Donald Wilson [Member]
Related Party Transactions (Details) [Line Items]
Incurred consulting fees							20,800
Generated revenues						0	89,100
Accounts receivable							$ 33,001
Series A Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Preferred stock ,authorized								$ 24			$ 51
Issued shares (in Shares)								24			51
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Deferred compensation								$ 346,163
Outstanding common stock percentage							51.00%
Accrued compensation						42,703	$ 42,703
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Accrued interest								145,347	$ 211,141
Advances in accrued interest			$ 148,192
Accrued interest							0	145,347
Chief Executive Officer [Member] | Jonathan Foltz [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance								82,136
Chief Executive Officer [Member] | Jonathan Foltz [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance						$ 15,269	$ 15,269	$ 82,136